Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of Exploration and Evaluation Assets [Line Items]
Property maintenance
Geology
Infrastructure
Balance at the end of the year	64,994	63,808
Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	1,782	1,459
Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	452	428
Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	80	61
Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	26
Canada [Member] | Enid Creek [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	3
United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	12	8
Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	62,639	61,852
Exploration and Evaluation Assets Arising From Acquisition [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	602	534
Acquisition costs - cash	36	78
Balance at the end of the year	638	612
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	288	278
Acquisition costs - cash	10	10
Balance at the end of the year	298	288
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	222	214
Acquisition costs - cash	8	8
Balance at the end of the year	230	222
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	42
Acquisition costs - cash		40
Balance at the end of the year	42	40
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Acquisition costs - cash	14
Balance at the end of the year	14
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Enid Creek [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Acquisition costs - cash	3
Balance at the end of the year	3
Exploration and Evaluation Assets Arising From Acquisition [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	8	6
Acquisition costs - cash	1	2
Balance at the end of the year	9	8
Exploration and Evaluation Assets Arising From Acquisition [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	42	36
Acquisition costs - cash		18
Balance at the end of the year	42	54
Exploration and Evaluation Assets Arising From Exploration [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	63,877	49,960
Administration	11	482
Corporate social responsibility	3	59
Environment, health & safety	8	137
Property maintenance	17	20
Drilling expenses	249	3,922
Camp operations		2,942
Helicopter charter aircraft		4,168
Geology	154	694
Geophysics	37	762
Infrastructure		31
Technical studies		19
Increase in exploration and evaluation assets	479	13,236
Balance at the end of the year	64,356	63,196
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	1,431	1,138
Administration	1	2
Corporate social responsibility	2	1
Environment, health & safety
Property maintenance		1
Drilling expenses	29	5
Camp operations
Helicopter charter aircraft
Geology	20	24
Geophysics	1
Infrastructure
Technical studies
Increase in exploration and evaluation assets	53	33
Balance at the end of the year	1,484	1,171
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	209	187
Administration	1	2
Corporate social responsibility	1	1
Environment, health & safety
Property maintenance		1
Drilling expenses
Camp operations
Helicopter charter aircraft
Geology	10	15
Geophysics	1
Infrastructure
Technical studies
Increase in exploration and evaluation assets	13	19
Balance at the end of the year	222	206
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	22
Administration		2
Corporate social responsibility
Environment, health & safety
Property maintenance		1
Drilling expenses	12
Camp operations
Helicopter charter aircraft
Geology		17
Geophysics	4	1
Infrastructure
Technical studies
Increase in exploration and evaluation assets	16	21
Balance at the end of the year	38	21
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling expenses	5
Geology	5
Geophysics	2
Increase in exploration and evaluation assets	12
Balance at the end of the year	12
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Enid Creek [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling expenses
Geology
Geophysics
Increase in exploration and evaluation assets
Balance at the end of the year
Exploration and Evaluation Assets Arising From Exploration [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling expenses
Camp operations
Helicopter charter aircraft
Geology	2
Geophysics	1
Infrastructure
Technical studies
Increase in exploration and evaluation assets	3
Balance at the end of the year	3
Exploration and Evaluation Assets Arising From Exploration [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	62,215	48,635
Administration	9	476
Corporate social responsibility		57
Environment, health & safety	8	137
Property maintenance	17	17
Drilling expenses	203	3,917
Camp operations		2,942
Helicopter charter aircraft		4,168
Geology	117	638
Geophysics	28	761
Infrastructure		31
Technical studies		19
Increase in exploration and evaluation assets	382	13,163
Balance at the end of the year	$ 62,597	$ 61,798